Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring
¥ in Millions
	Sep. 30, 2022 JPY (¥)	Mar. 31, 2022 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 2,048	¥ 6,972
Investment in operating leases, property under facility operations, office facilities and other assets	1,002	59,847
Certain investments in affiliates		2,846
Assets, Fair Value Disclosure	9,079	177,557
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	2,048	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	971	59,585
Certain investments in affiliates		2,846
Assets, Fair Value Disclosure	3,019	167,609
Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	1,520	1,511
Real Estate Collateral Dependent Loans | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 528	¥ 5,461
Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.047	0.05
Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.069	0.085
Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.059	0.061
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations, office facilities and other assets	¥ 330	¥ 32,328
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.005
Range Discount Rate		0.052
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations, office facilities and other assets	¥ 641	¥ 27,257
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.052
Certain Investment in Affiliates | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investments in affiliates		¥ 2,846
Certain reporting units including goodwill [Member] | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		¥ 192
Certain reporting units including goodwill [Member] | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.107
Certain reporting units including goodwill [Member] | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.107
Certain intangible assets acquired in business combinations [Member] | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		¥ 98,014
Certain intangible assets acquired in business combinations [Member] | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.109
Certain intangible assets acquired in business combinations [Member] | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.109